Tooling and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment
Tooling and equipment consisted of the following:

	December 31, 2013	December 31, 2012

Tooling and Manufacturing Equipment	$1,748,006	$1,685,006
Computers and Software	645,429	615,567
Furniture and Equipment	749,233	763,134

	$3,142,668	$3,063,707
Less: Accumulated Depreciation	(2,696,339)	(2,398,740)

Net	$446,329	$664,967